NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NATURE OF OPERATIONS [Text Block]

1.	NATURE OF OPERATIONS

Great Panther Silver Limited (the “Company”) is a public company which is listed on the Toronto Stock Exchange and on the NYSE American and is incorporated and domiciled in Canada. The Company’s registered and records office is located at 1330 – 200 Granville Street, Vancouver, BC.

The Company’s current activities focus on the mining of precious metals from its operating mines in Mexico, as well as the acquisition, exploration and development of mineral properties within the Americas. The Company wholly owns two producing mining operations: the Topia Mine and the Guanajuato Mine Complex (“GMC”). The GMC comprises the Company’s Guanajuato Mine, San Ignacio Mine, the Cata processing plant, and the associated infrastructure.

On June 30, 2017, the Company acquired the Coricancha Mine Complex (“Coricancha”) located in the Central Andes of Peru (note 8(b)).

The Company also has mineral property interests in the exploration stage: the El Horcon, Santa Rosa and Plomo projects located in Mexico, and the Argosy project located in the Red Lake Mining District in Northwestern Ontario, Canada.